1933 Act/Rule 497(j)




                                   May 4, 1998




VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Phoenix-Engemann Funds
         Registration No. 33-1922

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on April 23, 1998.


                                               Sincerely,


                                               /s/ Thomas N. Steenburg
                                               Thomas N. Steenburg, Counsel
                                               Phoenix Duff & Phelps Corporation